Commitments and Contingencies - Schedule of Future Minimum Payments under Non-Cancellable Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 5,547
2018	2,644
2019	360
2020	296
Total	$ 8,847